CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET - Provision for Credit Losses (Details) - ASC 606 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Activities in the provision for credit losses
Beginning balances	¥ (54,058)
Cumulative effect of changes in accounting policies		¥ (2,898)
Provisions	(153,176)	(61,132)
Chargeoffs	68,072	12,037
Recoveries from prior chargeoffs	(9,160)	(2,065)
Ending balances	¥ (148,322)	¥ (54,058)